Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains on foreign currency and commodity contracts:
Realized gains (losses) on foreign currency and commodity contracts	$ 2,449	$ (304)
Unrealized gains on foreign currency and commodity contracts	2,481	910
Gains (losses) on financial assets at fair value through profit or loss	4,930	606
(Loss) gain on derivatives	(1,078)	64
Warrants [member]
Gains on foreign currency and commodity contracts:
(Loss) gain on derivatives	$ (1,078)	$ 64